Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of income tax benefit (expense)
Income tax benefit consisted of the following:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Current taxes:
Federal	$(21,193)	$—	$—
State	(1,054)	88	—
Deferred taxes:
Federal	38,347	710,484	84,908
State	(5,477)	24,112	7,172
	$10,623	$734,684	$92,080

Effective income tax rate reconciliation
A reconciliation of the federal statutory tax rate to the effective tax rate is as follows:

	Year Ended December 31,
	2015	2014	2013

Federal statutory rate	35.0%	35.0%	35.0%
State, net of federal tax benefit	2.9	2.3	0.3
Gain (loss) on transfer of Berry	—	0.2	(24.3)
Valuation allowance	(36.5)	—	—
Other	(0.5)	0.1	(1.8)
Effective rate	0.9%	37.6%	9.2%

Significant components of the deferred tax assets and liabilities
Significant components of the deferred tax assets and liabilities were as follows:

	December 31,
	2015	2014
	(in thousands)
Current deferred tax assets:
Net operating loss carryforwards	$18,971	$14,686
Unamortized intangible drilling costs	36,527	38,185
Valuation allowance	(52,990)	(6,430)
Total current deferred tax assets	2,508	46,441

Noncurrent deferred tax assets:
Investment in LINN Energy	276,899	—
Net operating loss carryforwards	21,747	81,993
Unamortized intangible drilling costs	78,725	121,273
Credits	57,683	36,680
Valuation allowance	(415,397)	(29,188)
Other	—	42
Total noncurrent deferred tax assets	19,657	210,800

Noncurrent deferred tax liabilities:
Investment in LINN Energy	—	(271,140)
Other	(3,194)	—
Total noncurrent deferred tax liabilities	(3,194)	(271,140)
Net deferred tax assets (liabilities)	$18,971	$(13,899)

Classification of net deferred tax assets and liabilities in balance sheets
Net deferred tax assets and liabilities were classified on the balance sheets as follows:

	December 31,
	2015	2014
	(in thousands)

Current deferred tax assets	$2,508	$46,441
Current deferred tax liabilities	—	—
Net current deferred tax assets	$2,508	$46,441

Noncurrent deferred tax assets	$19,657	$210,800
Noncurrent deferred tax liabilities	(3,194)	(271,140)
Net noncurrent deferred tax assets (liabilities)	$16,463	$(60,340)

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]
Changes in the balance of unrecognized tax benefits excluding interest and penalties on uncertain tax positions were as follows:

	Year Ended December 31,
	2015	2014
	(in thousands)

Unrecognized income tax benefits at beginning of year	$20,068	$20,106
Decreases for positions taken in a prior year	—	(38)
Decreases for settlements with taxing authorities	(5,293)	—
Unrecognized income tax benefits at end of year	$14,775	$20,068